Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ETFS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001597934
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 07, 2015
Prospectus Date	rr_ProspectusDate	Jan. 08, 2015